Fair Value Measurements (Details) - Schedule of market activity for the asset or liability - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Assets:
Total	$ 201,250,535
Liabilities:
Warrant Liability	14,804,242	$ 5,088,750
Investment in United States Treasury money market mutual funds [Member]
Assets:
Total	156,256,835	201,278,924
Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total	44,993,700
Quoted Prices in Active Markets (Level 1) [Memner]
Assets:
Total	201,250,535
Liabilities:
Warrant Liability		4,930,625
Quoted Prices in Active Markets (Level 1) [Memner] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total	156,256,835	201,278,924
Quoted Prices in Active Markets (Level 1) [Memner] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total	44,993,700
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total
Liabilities:
Warrant Liability		158,125
Significant Other Observable Inputs (Level 2) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total
Significant Other Observable Inputs (Level 2) [Member] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Total
Liabilities:
Warrant Liability	14,804,242
Significant Other Unobservable Inputs (Level 3) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total
Significant Other Unobservable Inputs (Level 3) [Member] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total